QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2017

ITEM 1. SCHEDULE OF INVESTMENTS
UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS - (unaudited)
June 30, 2017

COMMON STOCKS - 85.91%	Shares	Fair Value

BANKS - 16.78%
Bank of America Corp.	64,200	$1,557,492
Burke & Herbert Bank and Trust Co.	25	53,375
Citigroup, Inc.	22,000	1,471,360
JP Morgan Chase & Co.	8,104	740,706
Wells Fargo & Co.	8,597	476,360

		4,299,293

BEVERAGES - 2.41%
Diageo plc Spons ADR	5,150	617,124

COMPUTERS - 16.95%
Apple, Inc.	13,400	1,929,868
Intel Corp.	27,000	910,980
Microsoft Corp.	21,800	1,502,674

		4,343,522

DIVERSIFIED MANUFACTURING - 9.20%
Cummins, Inc.	3,300	535,326
General Electric Co.	33,000	891,330
Monsanto Co.	7,850	929,126

		2,355,782

INSURANCE - 3.43%
Markel Corp.	900	878,274

MEDICAL - 8.33%
Johnson & Johnson	6,100	806,969
Merck & Co., Inc.	13,000	833,170
Valeant Pharmaceuticals International, Inc.	28,500	493,050

		2,133,189

OIL - 18.59%
BP plc - Spons ADR	29,632	1,026,749
Chesapeake Energy Corp.	200,000	994,000
Chevron Corp.	7,400	772,042
Exxon Mobil Corp.	8,600	694,278
Schlumberger Ltd.	11,600	763,744
Transocean Ltd.	62,000	510,260

		4,761,073

RETAIL - 5.16%
J.C. Penney Co., Inc.	154,000	716,100
Target Corp.	11,600	606,564

		1,322,664

TELECOMMUNICATIONS - 5.06%
AT&T, Inc.	22,500	848,925
Verizon Communications, Inc.	10,000	446,600

		1,295,525

TOTAL COMMON STOCKS - 85.91%		22,006,446

WARRANTS - 12.84%

FINANCIAL - 12.84%
JP Morgan Chase & Co. Warrant 10/28/18, strike $42.136	40,000	2,011,600
Wells Fargo & Co. Warrant 10/28/18, strike $33.840	57,600	1,278,720

TOTAL WARRANTS - 12.84%		3,290,320

MONEY MARKET FUND - 1.08%
Fidelity® Investments Money Market Government
Portfolio - Class I 0.81%*	275,884	275,884

TOTAL INVESTMENTS - 99.83%		25,572,650
Other assets, net of liabilities - 0.17%		42,429

NET ASSETS - 100.00%		$25,615,079

* Effective 7 day yield as of June 30, 2017.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3

			Significant
	Quoted	Other Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total

Common Stocks	$22,006,446	$–	$–	$22,006,446
Warrants	3,290,320	–	–	3,290,320
Money Market	275,884	–	–	275,884

	$25,572,650	$–	$–	$25,572,650

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2017.

At June 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $17,768,312 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 8,846,490
Gross unrealized depreciation	(1,042,152)

Net unrealized appreciation	$ 7,804,338

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.    Description of Exhibit

99.1    Certification of Principal Executive Officer

99.2    Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) World Funds Trust

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	August 28, 2017

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	August 28, 2017